Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expense	€ (1,033,115)	€ (473,623)	€ (757,413)
Deferred tax (charge) benefit	(791,909)	(575,182)	78,326
Income tax benefit / (expense)	€ (1,825,024)	€ (1,048,805)	€ (679,087)